Leases	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Leases
Note 12 - Leases
Polestar Group as Lessee
As a lessee, Polestar Group primarily leases buildings and manufacturing production equipment. The Group also has short-term and low value leases related to the leasing of temporary spaces and small IT equipment, respectively. The lease term for land and buildings is generally 2-15 years, with the exception of one long term land lease with a term of 50 years. The lease term for machinery and equipment is generally 2-6 years.
The following table depicts the changes in the Group’s right-of-use assets, which are included within Property, plant, and equipment:

Buildings and land	Machinery and equipment	Total

Acquisition cost
Balance as of January 1, 2022 - (Restated)	45,113	51,144	96,257
Additions - (Restated)	42,449	1,065	43,514
Reclassification to Assets held for sale	(4,975)	—	(4,975)
Cancellations - (Restated)	—	(157)	(157)
Effect of foreign currency exchange rate differences - (Restated)	(4,399)	(4,817)	(9,216)
Balance as of December 31, 2022	$78,188	$47,235	$125,423
Additions	49,807	4,762	54,569
Cancellations	(7,958)	(266)	(8,224)
Effect of foreign currency exchange rate differences	2,576	(1,298)	1,278
Balance as of December 31, 2023	$122,613	$50,433	$173,046

Accumulated depreciation
Balance as of January 1, 2022 - (Restated)	(10,159)	(6,999)	(17,158)
Depreciation expense - (Restated)	(12,389)	(6,837)	(19,226)
Reclassification to Assets held for sale - (Restated)	430	92	522
Effect of foreign currency exchange rate differences - (Restated)	3,184	1,816	5,000
Balance as of December 31, 2022	$(18,934)	$(11,928)	$(30,862)
Depreciation expense	(19,110)	(8,973)	(28,083)
Cancellations	4,318	—	4,318
Impairment loss	—	(20,145)	(20,145)
Effect of foreign currency exchange rate differences	(565)	509	(56)
Balance as of December 31, 2023	$(34,291)	$(40,537)	$(74,828)

Carrying amount as of December 31, 2022 - (Restated)	$59,254	$35,307	$94,561
Carrying amount as of December 31, 2023	$88,322	$9,896	$98,218
Amounts related to leases recognized in the Consolidated Statement of Loss and Comprehensive Loss are as follows:

	For the year ended December 31,
	2023	2022	2021
		(Restated)	(Restated)
Income from sub-leasing right-of-use assets	1,729	1,415	—
Expense relating to short-term leases	(888)	(1,598)	(1,300)
Expense relating to lease of low value assets	(5)	—	—
Interest expense on leases	(5,008)	(6,201)	(2,377)
Effect of foreign currency exchange rate differences	—	—	(39)
The current and non-current portion of the Group´s lease liabilities are as follows:

	As of December 31,
	2023	2022
		(Restated)
Current lease liability	19,547	11,935
Current lease liabilities - related parties	10,628	9,928
Non-current lease liability	54,439	31,326
Non-current lease liabilities - related parties	42,634	43,643
Total	$127,248	$96,832
Expected future lease payments to be made to satisfy the Group´s lease liabilities are as follow:

As of December 31,
2023	2022

		(Restated)
Within 1 year	31,627	22,384
Between 1 and 2 years	36,225	24,749
Between 2 and 3 years	31,487	20,739
Between 3 and 4 years	19,785	17,924
Between 4 and 5 years	11,463	5,987
Later than 5 years	15,458	29,613
Total	$146,045	$121,396
For the years ended December 31, 2023, 2022 and 2021, total cash outflows related to leases, inclusive of interest paid, amounted to $26,924, $25,649 and $11,290, respectively.
Polestar Group as lessor
As a lessor, revenue recognized from operating leases are as follows:

	For the year ended December 31,
	2023	2022	2021
Vehicle leasing revenue	17,421	16,719	6,217
For the majority of the Group’s operating lease contracts as a lessor, vehicles are paid for upfront by the customer at contract inception and repurchased by Polestar at the end of the lease term. The following table depicts the changes in the Group’s Vehicles under operating leases:

Vehicles under operating leases
Acquisition cost
Balance at January 1, 2022 - (Restated)	122,258
Reclassification from inventories - (Restated)	52,686
Reclassification to inventories - (Restated)	(58,650)
Effect of foreign currency exchange rate differences - (Restated)	(2,680)
Balance as of December 31, 2022	$113,614
Reclassification from inventories	47,438
Reclassification from PPE	56,899
Reclassification to inventories	(82,222)
Effect of foreign currency exchange rate differences	5,719
Balance as of December 31, 2023	$141,448

Accumulated depreciation & impairment
Balance at January 1, 2022 - (Restated)	(4,822)
Depreciation expense - (Restated)	(17,198)
Reclassification to inventories - (Restated)	4,743
Effect of foreign currency exchange rate differences - (Restated)	849
Balance at December 31, 2022	$(16,428)
Depreciation expense	(6,773)
Impairment loss	(51,046)
Reclassification to inventories	12,476
Reclassification from PPE	(9,873)
Effect of foreign currency exchange rate differences	(1,873)
Balance as of December 31, 2023	$(73,517)

Carrying amount as of December 31, 2022 - (Restated)	$97,186
Carrying amount as of December 31, 2023	$67,931